Note 12 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Non-vested Shares	Number of shares	Weighted-Average Grant-Date Fair Value

Non-vested on January 1, 2022	72,593	19.05
Granted	60,000	18.98
Vested	(48,350)	17.05
Non-vested on December 31, 2022	84,243	20.15

Non-vested on January 1, 2023	84,243	20.15
Granted	60,500	23.92
Vested	(53,750)	22.26
Non-vested on December 31, 2023	90,993	21.41

Non-vested on January 1, 2024	90,993	21.41
Granted	60,100	39.92
Forfeited	(2,150)	21.74
Vested	(59,550)	21.51
Non-vested on December 31, 2024	89,393	33.78